SHARE-BASED COMPENSATION (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Number of options
Outstanding at the beginning of the period (in shares)	1,900,479	1,888,698	1,284,698
Granted (in shares)		329,800	629,000
Exercised (in shares)	(995,255)	(277,319)
Forfeited (in shares)	(16,050)	(40,700)	(25,000)
Outstanding at the end of the period (in shares)	889,174	1,900,479	1,888,698
Weighted average exercise price per option
Outstanding at the beginning of the period (in dollars per share)	$ 6.63	$ 4.56	$ 4.13
Granted (in dollars per share)		15.20	5.51
Exercised (in dollars per share)	7.97	2.97
Forfeited (in dollars per share)	5.38	5.23	6.00
Outstanding at the end of the period (in dollars per share)	5.15	6.63	4.56
Weighted average fair value per option at grant date
Outstanding at the beginning of the period (in dollars per share)	12.36	9.24	6.08
Granted (in dollars per share)		24.69	15.61
Exercised (in dollars per share)	14.29	5.81
Forfeited (in dollars per share)	22.25	12.04	7.13
Outstanding at the end of the period (in dollars per share)	$ 10.02	$ 12.36	$ 9.24
Additional information
Vested options (in shares)	696,991
Options expected to vest (in shares)	192,183
Weighted-average exercise price of options expected to vest (in dollars per share)	$ 5.52
Aggregate intrinsic value of options expected to vest	$ 1,555